NET INVESTMENT IN LEASES (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Lessor, Lease, Description [Line Items]
Interest income	$ 2,409,000	$ 3,300,000	$ 3,484,000	$ 6,782,000
Sales-type and Direct Financing Leases, Lease Receivable, Fiscal Year Maturity [Abstract]
2019	9,200,000		9,200,000
2020	18,300,000		18,300,000
2021	18,250,000		18,250,000
2022	18,250,000		18,250,000
2023 and thereafter	207,600,000		207,600,000
Total minimum lease receivable	271,600,000		271,600,000
Unguaranteed residual value	16,000,000		16,000,000
Gross investment in sales-type lease	287,600,000		287,600,000
Less: unearned interest income	(172,374,000)		(172,374,000)
Net investment in leased vessel	115,226,000		115,226,000
Less: current portion of Net investment in leased vessel	(2,152,000)		(2,152,000)
Non-current portion of Net investment in leased vessel	113,074,000		113,074,000
Leased Vessel
Lessor, Lease, Description [Line Items]
Amount invoiced under sales-type finance lease	1,400,000
Interest income		$ 0
Sales-type and Direct Financing Leases, Lease Receivable, Fiscal Year Maturity [Abstract]
Net investment in leased vessel	$ 115,200,000		$ 115,200,000